GOODWILL AND PURCHASED INTANGIBLE ASSETS (Details) (USD $)	0 Months Ended
	Jun. 21, 2012	Nov. 08, 2010
IPTV operations
Goodwill and purchased intangible assets
Gain (Loss) on investment	0
Decrease in ownership interest after the repurchase (as a percent)	49.00%
iTV
Goodwill and purchased intangible assets
Percentage of shares acquired	49.00%	75.00%
Number of Board seats held before the repurchase	3
Number of Board seats held	2
Number of total Board seats	5
iTV | Series A Preference Shares
Goodwill and purchased intangible assets
Number of shares purchased		9,600,000
Aggregate cash consideration		20,000,000
Conversion of preference shares into ordinary shares		1
Cumulative dividend rate (as a percent)		8.00%
Repurchase of ordinary shares from iTV shareholder (in shares)		1,491,091
Fair value of retained ownership interest after the repurchase	14,900,000
Purchase price per share		$ 2.08333
iTV | Smart Frontier | Ordinary Shares
Goodwill and purchased intangible assets
Number of shares purchased		5,100,000
Aggregate purchase price		10,000,000
Percentage of shares acquired		51.00%
Period over which average closing price per share is used to calculate purchase price		30 days
Period from closing date for obtaining regulatory approvals, failing which the entity has the right to repurchase the entity's shares issued in exchange for iTV's ordinary shares		1 year
Number of shares issued		4,473,272
Fair value of shares issued		$ 9,800,000
Number of the Company's shares repurchased	4,473,272
Number of shares of acquiree transferred back	5,100,000